UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO — LARGE CAP GROWTH AND VALUE
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedule of Investments (unaudited)
September 30, 2007

Shares	Security	Value

COMMON STOCKS — 95.2%
CONSUMER DISCRETIONARY — 16.2%
Hotels, Restaurants & Leisure — 1.2%
7,720	McDonald’s Corp.	$420,508

Internet & Catalog Retail — 3.8%
7,500	Amazon.com Inc. *	698,625
11,500	Expedia Inc. *	366,620
9,450	IAC/InterActiveCorp *	280,382

	Total Internet & Catalog Retail	1,345,627

Media — 7.4%
4,000	EchoStar Communications Corp., Class A Shares *	187,240
2,239	Liberty Media Holding Corp., Capital Group, Series A Shares *	279,494
11,197	Liberty Media Holding Corp., Interactive Group, Series A Shares *	215,094
20,600	News Corp., Class B Shares	481,834
50,550	Time Warner Inc.	928,098
13,840	Walt Disney Co.	475,958

	Total Media	2,567,718

Multiline Retail — 0.6%
3,215	Target Corp.	204,378

Specialty Retail — 3.2%
9,000	Bed Bath & Beyond Inc. *	307,080
24,775	Home Depot Inc.	803,701

	Total Specialty Retail	1,110,781

	TOTAL CONSUMER DISCRETIONARY	5,649,012

CONSUMER STAPLES — 10.9%
Beverages — 3.9%
13,320	Coca-Cola Co.	765,500
7,960	PepsiCo Inc.	583,150

	Total Beverages	1,348,650

Food & Staples Retailing — 0.9%
7,000	Wal-Mart Stores Inc.	305,550

Food Products — 2.2%
4,913	Kraft Foods Inc., Class A Shares	169,548
9,362	Wm. Wrigley Jr. Co.	601,321

	Total Food Products	770,869

Household Products — 2.5%
3,965	Kimberly-Clark Corp.	278,581
8,396	Procter & Gamble Co.	590,574

	Total Household Products	869,155

Tobacco — 1.4%
7,100	Altria Group Inc.	493,663

	TOTAL CONSUMER STAPLES	3,787,887

ENERGY — 7.0%
Energy Equipment & Services — 1.3%
5,620	Halliburton Co.	215,808
5,000	Noble Corp.	245,250

	Total Energy Equipment & Services	461,058

Oil, Gas & Consumable Fuels — 5.7%
3,380	ConocoPhillips	296,663
7,285	Exxon Mobil Corp.	674,300
2,140	Royal Dutch Shell PLC, ADR, Class A Shares	175,865
2,650	Suncor Energy Inc.	251,246
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.7% (continued)
6,890	Total SA, ADR	$558,297

	Total Oil, Gas & Consumable Fuels	1,956,371

	TOTAL ENERGY	2,417,429

FINANCIALS — 17.4%
Capital Markets — 4.2%
4,245	Bank of New York Mellon Corp.	187,374
1,790	Goldman Sachs Group Inc.	387,965
12,635	Merrill Lynch & Co. Inc.	900,623

	Total Capital Markets	1,475,962

Commercial Banks — 2.0%
6,506	Wachovia Corp.	326,276
10,000	Wells Fargo & Co.	356,200

	Total Commercial Banks	682,476

Consumer Finance — 2.0%
6,655	American Express Co.	395,107
4,730	Capital One Financial Corp.	314,214

	Total Consumer Finance	709,321

Diversified Financial Services — 2.0%
6,602	Bank of America Corp.	331,883
7,715	JPMorgan Chase & Co.	353,501

	Total Diversified Financial Services	685,384

Insurance — 6.9%
5,500	AFLAC Inc.	313,720
13,160	American International Group Inc.	890,274
118	Berkshire Hathaway Inc., Class B Shares *	466,336
5,000	Chubb Corp.	268,200
8,500	Marsh & McLennan Cos. Inc.	216,750
4,560	Travelers Cos. Inc.	229,550

	Total Insurance	2,384,830

Thrifts & Mortgage Finance — 0.3%
2,000	Freddie Mac	118,020

	TOTAL FINANCIALS	6,055,993

HEALTH CARE — 12.3%
Biotechnology — 5.0%
12,440	Amgen Inc. *	703,731
8,120	Biogen Idec Inc. *	538,599
6,100	Genentech Inc. *	475,922

	Total Biotechnology	1,718,252

Health Care Providers & Services — 1.9%
6,150	UnitedHealth Group Inc.	297,845
4,650	WellPoint Inc. *	366,978

	Total Health Care Providers & Services	664,823

Pharmaceuticals — 5.4%
4,500	Abbott Laboratories	241,290
11,100	Johnson & Johnson	729,270
4,650	Novartis AG, ADR	255,564
26,680	Pfizer Inc.	651,792

	Total Pharmaceuticals	1,877,916

	TOTAL HEALTH CARE	4,260,991

INDUSTRIALS — 8.5%
Aerospace & Defense — 2.3%
3,090	Boeing Co.	324,419
2,000	L-3 Communications Holdings Inc.	204,280
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value

Aerospace & Defense — 2.3% (continued)
4,050	Raytheon Co.	$258,471

	Total Aerospace & Defense	787,170

Commercial Services & Supplies — 0.8%
4,950	Avery Dennison Corp.	282,249

Industrial Conglomerates — 5.4%
33,210	General Electric Co.	1,374,894
8,400	Textron Inc.	522,564

	Total Industrial Conglomerates	1,897,458

	TOTAL INDUSTRIALS	2,966,877

INFORMATION TECHNOLOGY — 17.3%
Communications Equipment — 3.1%
22,705	Cisco Systems Inc. *	751,763
8,525	Comverse Technology Inc. *	168,795
4,055	Nokia Oyj, ADR	153,806

	Total Communications Equipment	1,074,364

Computers & Peripherals — 2.6%
19,280	Dell Inc. *	532,128
3,070	International Business Machines Corp.	361,646

	Total Computers & Peripherals	893,774

Internet Software & Services — 2.5%
7,000	eBay Inc. *	273,140
22,200	Yahoo! Inc. *	595,848

	Total Internet Software & Services	868,988

Semiconductors & Semiconductor Equipment — 5.0%
31,895	Intel Corp.	824,805
24,670	Texas Instruments Inc.	902,675

	Total Semiconductors & Semiconductor Equipment	1,727,480

Software — 4.1%
9,950	Electronic Arts Inc. *	557,100
29,910	Microsoft Corp.	881,149

	Total Software	1,438,249

	TOTAL INFORMATION TECHNOLOGY	6,002,855

MATERIALS — 1.9%
Chemicals — 1.9%
4,150	Air Products & Chemicals Inc.	405,704
5,500	E.I. du Pont de Nemours & Co.	272,580

	TOTAL MATERIALS	678,284

TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 1.8%
9,061	AT&T Inc.	383,371
4,090	Embarq Corp.	227,404

	Total Diversified Telecommunication Services	610,775

Wireless Telecommunication Services — 0.9%
17,315	Sprint Nextel Corp.	328,985

	TOTAL TELECOMMUNICATION SERVICES	939,760

UTILITIES — 1.0%
Multi-Utilities — 1.0%
5,800	Sempra Energy	337,096

See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
September 30, 2007

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $26,026,354)	$33,096,184

Face
Amount

SHORT-TERM INVESTMENT — 4.9%
Repurchase Agreement — 4.9%
$1,705,000	State Street Bank & Trust Co. repurchase agreement dated 9/28/07, 3.520% due 10/1/07; Proceeds at maturity — $1,705,500; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22; Market value — $1,740,525) (Cost — $1,705,000)	1,705,000

	TOTAL INVESTMENTS — 100.1% (Cost — $27,731,354#)	34,801,184
	Liabilities in Excess of Other Assets — (0.1)%	(40,656)

	TOTAL NET ASSETS — 100.0%	$34,760,528

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.
Effective as of the close of business, November 9, 2007, the Fund’s assets were acquired and its liabilities assumed by Legg Mason Partners Variable Appreciation Portfolio (the “Acquiring Fund), a separate diversified series of the trust, in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund shareholders.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,700,365
Gross unrealized depreciation	(630,535)

Net unrealized appreciation	$7,069,830

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007